Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Schedule of Revenue Disaggregation
For the nine-month periods ended September 30, 2021 and 2020, revenues from sales to third parties were as follows:

A.	Revenue disaggregation

For the nine-month period ended September 30,	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps.	190,703,167	—	—	163,210,462	3,220,503	357,134,132
Other		97,011,172	—	—	8,634,286	426,538	106,071,996
Europe		47,753,474	—	—	1,410,469	—	49,163,943
Local		210,115	493,236,168	2,134,218	36,207,403	5,540,604	537,328,508

Total	Ps.	335,677,928	493,236,168	2,134,218	209,462,620	9,187,645	1,049,698,579

Geographical market 2020
United States	Ps.	129,993,896	—	—	93,364,619	211,184	223,569,699
Other		28,726,798	—	—	5,146,621	1,954,164	35,827,583
Europe		62,710,943	—	—	606,844	18,898	63,336,685
Local		270,163	360,795,575	3,230,746	13,442,548	4,361,337	382,100,369

Total	Ps.	221,701,800	360,795,575	3,230,746	112,560,632	6,545,583	704,834,336

Major products and services 2021
Crude oil	Ps.	335,467,813	—	—	3,465,416	—	338,933,229
Gas		136,732	80,937,016	—	52,260,340	—	133,334,088
Refined petroleum products		—	400,547,323	—	139,154,419	—	539,701,742
Other		—	11,315,992	—	13,756,790	9,178,781	34,251,563
Services		73,383	435,837	2,134,218	825,655	8,864	3,477,957

Total	Ps.	335,677,928	493,236,168	2,134,218	209,462,620	9,187,645	1,049,698,579

Major products and services 2020
Crude oil		221,431,637	—	—	—	—	221,431,637
Gas		176,001	40,644,697	—	23,937,451	—	64,758,149
Refined petroleum products		—	312,270,553	—	87,321,183	—	399,591,736
Other		—	7,797,268	—	1,227,141	6,487,350	15,511,759
Services		94,162	83,057	3,230,746	74,857	58,233	3,541,055

Total	Ps.	221,701,800	360,795,575	3,230,746	112,560,632	6,545,583	704,834,336

Timing of revenue recognition 2021
Products transferred at a point in time		335,604,545	452,221,209	2,134,218	208,636,965	9,178,783	1,007,775,720
Products and services transferred over the time		73,383	41,014,959	—	825,655	8,862	41,922,859

Total	Ps.	335,677,928	493,236,168	2,134,218	209,462,620	9,187,645	1,049,698,579

Timing of revenue recognition 2020
Products transferred at a point in time		221,701,800	341,485,996	—	112,485,775	15,004	675,688,575
Products and services transferred over the time		—	19,309,579	3,230,746	74,857	6,530,579	29,145,761

Total	Ps.	221,701,800	360,795,575	3,230,746	112,560,632	6,545,583	704,834,336

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

For the three-month period ended September 30,	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps.	73,764,760	—	—	62,211,796	1,752,012	137,728,568
Other		37,747,348	—	—	855,572	99,783	38,702,703
Europe		17,327,071	—	—	13,747	—	17,340,818
Local		89,370	174,624,189	726,852	13,368,245	2,128,962	190,937,618

Total	Ps.	128,928,549	174,624,189	726,852	76,449,360	3,980,757	384,709,707

Geographical market 2020
United States	Ps.	46,923,793	—	—	34,190,567	211,184	81,325,544
Other		13,074,867	—	—	1,109,253	1,028,960	15,213,080
Europe		20,954,287	—	—	314,688	—	21,268,975
Local		82,930	113,690,200	1,011,470	5,231,682	1,207,280	121,223,562

Total	Ps.	81,035,877	113,690,200	1,011,470	40,846,190	2,447,424	239,031,161

Major products and services 2021
Crude oil	Ps.	128,839,179	—	—	3,442,278	—	132,281,457
Gas		58,749	26,658,180	—	18,437,211	—	45,154,140
Refined petroleum products		—	143,534,048	—	42,274,060	—	185,808,108
Other		—	4,170,693	—	11,901,859	3,979,220	20,051,772
Services		30,621	261,268	726,852	393,952	1,537	1,414,230

Total	Ps.	128,928,549	174,624,189	726,852	76,449,360	3,980,757	384,709,707

2020
Crude oil		80,952,947	—	—	—	—	80,952,947
Gas		54,400	14,082,711	—	7,710,869	—	21,847,980
Refined petroleum products		—	97,540,381	—	33,037,338	—	130,577,719
Other		—	2,044,539	—	70,848	2,416,299	4,531,686
Services		28,530	22,569	1,011,470	27,135	31,125	1,120,829

Total	Ps.	81,035,877	113,690,200	1,011,470	40,846,190	2,447,424	239,031,161

Timing of revenue recognition 2021
Products transferred at a point in time		128,897,928	163,799,735	726,852	76,055,408	3,979,222	373,459,145
Products and services transferred over the time		30,621	10,824,454	—	393,952	1,535	11,250,562

Total	Ps.	128,928,549	174,624,189	726,852	76,449,360	3,980,757	384,709,707

Timing of revenue recognition 2020
Products transferred at a point in time		81,101,509	94,441,109	—	40,819,055	(4,056,047)	212,305,626
Products and services transferred over the time		(65,632)	19,249,091	1,011,470	27,135	6,503,471	26,725,535

Total	Ps.	81,035,877	113,690,200	1,011,470	40,846,190	2,447,424	239,031,161

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.